Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,926	$ 12,225	$ 10,487
Accumulated Amortization	(11,957)	(10,423)	(5,428)
Net	2,969	1,802	5,059
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,786	7,737	7,812
Accumulated Amortization	(7,786)	(7,737)	(4,100)
Net	$ 0	$ 0	3,712
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years	5 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	5 years	5 years
Cost	$ 4,377	$ 4,167	2,675
Accumulated Amortization	(4,116)	(4,008)	(1,328)
Net	$ 261	$ 158	1,347
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	3 years	3 years
Cost	$ 2,763	$ 1,648	0
Accumulated Amortization	(55)	(4)	0
Net	$ 2,708	$ 1,644	$ 0